Note 31 - Non-cash Items - Investment and Financing Activities Not Involving Cash (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cash financing cost other than interests	R$ 0.0	R$ 0.0	R$ (2.1)
Fair value of option granted on a subsidiary	77.0	238.4	(274.3)
Effect of application of IAS 29 (hyperinflation)	59.1	232.5	339.2
Acquisition of investment payables	0.0	21.1	20.0
Provision for taxes	R$ 0.0	R$ 108.9	R$ 0.0